Document and Entity Information	9 Months Ended
Jun. 30, 2014
Document and Entity Information [Abstract]
Entity Registrant Name	APPLIED DNA SCIENCES INC
Entity Central Index Key	0000744452
Entity Filer Category	Accelerated Filer
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jun. 30, 2014